UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:


 /s/ Zang Xiong                     Minneapolis, MN              01/17/2013
 -------------------                ---------------              ---------
     [Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48


FORM 13F INFORMATION TABLE VALUE TOTAL:     $132,190
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                30-September-12


             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
8x8, INC.                        COM             282914100     2,657    404,985  SH          Sole              404,985     0     0
ADA ES, Inc.                     COM             005208103     1,326     56,170  SH          Sole               56,170     0     0
ADVENT SOFTWARE, INC             COM             007974108     2,086     84,903  SH          Sole               84,903     0     0
ADVISORY BOARD COMPANY           COM             00762W107     3,946     82,495  SH          Sole               82,495     0     0
ANSYS, INC.                      COM             03662Q105     4,332     59,021  SH          Sole               59,021     0     0
BIO REFERENCE LABS, INC.         COM             09057G602     2,840     99,357  SH          Sole               99,357     0     0
BJS RESTAURANTS, INC.            COM             09180C106     2,696     59,455  SH          Sole               59,455     0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     2,831    114,658  SH          Sole              114,658     0     0
BUFFALO WILD WINGS               COM             119848109     3,295     38,435  SH          Sole               38,435     0     0
CATAMARAN CORPORATION            COM             148887102     5,304     54,140  SH          Sole               54,140     0     0
CAVIUM, INC.                     COM             14964U108     2,664     79,915  SH          Sole               79,915     0     0
CHUY'S HOLDINGS, INC.            COM             171604101       210      8,555  SH          Sole                8,555     0     0
COMSCORE, INC.                   COM             20564W105     2,391    156,767  SH          Sole              156,767     0     0
COSTAR GROUP, INC.               COM             22160N109     2,948     36,160  SH          Sole               36,160     0     0
DEALERTRACK TECHNOLOGIES, INC.   COM             242309102     4,718    169,404  SH          Sole              169,404     0     0
DORMAN PRODUCTS                  COM             258278100     1,684     53,438  SH          Sole               53,438     0     0
DRIL QUIP, INC.                  COM             262037104     3,009     41,855  SH          Sole               41,855     0     0
EBIX, INC.                       COM             278715206     1,637     69,335  SH          Sole               69,335     0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     3,335    194,450  SH          Sole              194,450     0     0
ELLIE MAE INC.                   COM             28849P100     2,632     96,640  SH          Sole               96,640     0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     4,490    152,191  SH          Sole              152,191     0     0
EZCORP, INC.                     COM             302301106     2,447    106,704  SH          Sole              106,704     0     0
GENTHERM, INC.                   COM             37253A103     3,446    277,025  SH          Sole              277,025     0     0
GREENWAY MEDICAL TECHNOLOGY      COM             39679B103     1,877    109,757  SH          Sole              109,757     0     0
HIBBETT SPORTS, INC.             COM             428567101     4,018     67,585  SH          Sole               67,585     0     0
HMS HLDGS CORP.                  COM             40425J101     3,019     90,300  SH          Sole               90,300     0     0
INNERWORKINGS                    COM             45773Y105     2,941    225,896  SH          Sole              225,896     0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     3,379     73,934  SH          Sole               73,934     0     0
KEYNOTE SYSTEMS, INC.            COM             493308100       362     25,004  SH          Sole               25,004     0     0
LIQUIDITY SERVICES               COM             53635B107     2,565     51,095  SH          Sole               51,095     0     0
LKQ CORPORATION                  COM             501889208     5,692    307,675  SH          Sole              307,675     0     0
LOGMEIN, INC.                    COM             54142L109     1,875     83,580  SH          Sole               83,580     0     0
M/A COM                          COM             55405Y100     1,543    121,490  SH          Sole              121,490     0     0
MISTRAS GROUP, INC.              COM             60649T107     3,036    130,845  SH          Sole              130,845     0     0
MONRO MUFFLER, INC.              COM             610236101     2,737     77,785  SH          Sole               77,785     0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     5,473     51,301  SH          Sole               51,301     0     0
NEOGEN CORP.                     COM             640491106     2,305     53,989  SH          Sole               53,989     0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     3,109     42,390  SH          Sole               42,390     0     0
PROTO LABS, INC.                 COM             743713109     1,246     36,836  SH          Sole               36,836     0     0
REALPAGE                         COM             75606N109     2,714    120,110  SH          Sole              120,110     0     0
SCIQUEST, INC.                   COM             80908T101     1,532     84,175  SH          Sole               84,175     0     0
SHUTTERFLY, INC.                 COM             82568P304     2,025     65,055  SH          Sole               65,055     0     0
SKULLCANDY                       COM             83083J104     1,506    109,545  SH          Sole              109,545     0     0
SYNTEL, INC.                     COM             87162H103     4,087     65,485  SH          Sole               65,485     0     0
TANGOE, INC.                     COM             87582Y108     2,007    152,860  SH          Sole              152,860     0     0
TEAVANA, INC.                    COM             87819P102     2,291    175,675  SH          Sole              175,675     0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     2,588     25,348  SH          Sole               25,348     0     0
ZUMIEZ, INC.                     COM             989817101     1,339     48,300  SH          Sole               48,300     0     0